Shareholder Fees - The Investment House Growth Fund - The Investment House Growth Fund	Nov. 19, 2025 USD ($)
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee	$ 15